Organization (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Total Current Assets		$ 71,109
Total Assets	$ 18,463	71,109
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	3,091,795	2,914,449
Total Liabilities	3,091,795	2,914,449
Total Equity	(4,152,895)	(3,922,903)
Total Liabilities and Stockholders' Equity	18,463	71,109
Beijing Guangwang Hetong [Member]
ASSETS
Total Current Assets	3,996,815	4,198,367
Total Assets	3,996,815	4,198,367
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,313,403	2,429,885
Total Liabilities	2,313,403	2,429,885
Total Equity	1,683,412	1,768,482
Total Liabilities and Stockholders' Equity	$ 3,996,815	$ 4,198,367